INVESTMENTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
INVESTMENTS
Current assets	R$ 18,644,678	R$ 18,362,992
Non-current assets	89,645,044	84,198,326
TOTAL ASSETS	108,289,722	102,561,318
Current liabilities	17,732,088	17,160,820
Non-current liabilities	20,102,056	13,793,471
Equity	70,455,578	71,607,027	R$ 69,461,358	R$ 69,322,695	R$ 69,244,419
TOTAL LIABILITIES AND EQUITY	108,289,722	102,561,318
Investment Book value	104,251	101,657	98,902
Net operating income	44,268,171	43,462,740	43,206,832
Operating costs and expenses	(37,358,265)	(36,457,478)	(35,852,109)
Financial income (expenses), net	(820,141)	1,827,153	(903,044)
Income and social contribution taxes	(1,393,521)	(2,349,232)	(1,121,983)
Net income for the year	5,001,014	8,928,258	4,608,790
Equity pickup, according to interest held	R$ 752	R$ (5,847)	1,580
Alianca / AIX / ACT
INVESTMENTS
Ownership interest in joint ventures (as a percent)	50.00%	50.00%
Current assets	R$ 221,183	R$ 213,481
Non-current assets	10,556	12,327
TOTAL ASSETS	231,739	225,808
Current liabilities	7,140	7,103
Non-current liabilities	16,773	16,101
Equity	207,826	202,604
TOTAL LIABILITIES AND EQUITY	231,739	225,808
Investment Book value	103,913	101,302
Net operating income	45,567	45,608	45,704
Operating costs and expenses	(44,325)	(58,773)	(43,571)
Financial income (expenses), net	1,030	1,334	1,713
Income and social contribution taxes	(768)	137	(686)
Net income for the year	1,504	(11,694)	3,160
Equity pickup, according to interest held	R$ 752	R$ (5,847)	R$ 1,580